Document and Entity Information	Apr. 11, 2023
Cover [Abstract]
Entity Registrant Name	Matador Resources Co
Amendment Flag	false
Entity Central Index Key	0001520006
Document Type	8-K
Document Period End Date	Apr. 11, 2023
Entity Incorporation State Country Code	TX
Entity File Number	001-35410
Entity Tax Identification Number	27-4662601
Entity Address, Address Line One	5400 LBJ Freeway
Entity Address, Address Line Two	Suite 1500
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75240
City Area Code	(972)
Local Phone Number	371-5200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	MTDR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false